June 2014
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and
U.S. Bank has not independently verified information received from any such third party.
DATES
Nick Xeros
Account Administrator
312-332-7464
nicholas.xeros@usbank.com
www.usbank.com/abs
190 South Lasalle St. 7th Floor
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Payment Date:
Jun 12, 2014
Prior Payment:
Next Payment:
Jul 11, 2014
Record Date:
May 30, 2014
Determination Date:
Jun 6, 2014
First Payment Date:
Jun 12, 2014
Closing Date:
May 22, 2014
Rated Final Distribution Date:
May 10, 2047
Payment Detail Page 1
Payment Detail (Exchange Certificates) Page 2
Factor Detail Page 3
Principal Detail Page 4
Interest Detail Page 5
Reconciliation of Funds Page 6
Additional Reconciliation Detail Page 7
Interest Adjustment Reconciliation Page 8
Appraisal Reduction Report Page 9
Loan Level Detail Page 10
Historical Loan Modification Report Page 12
REO Status Report Page 13
REO Additional Detail Page 14
Material Breaches and Document Defects Page 15
Mortgage Loan Characteristics Page 16
Bond Collateral Realized Loss Reconciliation Page 21
Historical Delinquency & Liquidation (Stated) Page 22
Historical Liquidation Loss Loan Detail Page 23
Additional Loan Detail Page 24
Investor Notice Page 25
Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1 1.242000% 52,329,000.00 52,329,000.00 587,441.21 54,160.52 641,601.73 0.00 51,741,558.79
A-2 2.904000% 63,220,000.00 63,220,000.00 0.00 152,992.40 152,992.40 0.00 63,220,000.00
A-3 3.493000% 9,600,000.00 9,600,000.00 0.00 27,944.00 27,944.00 0.00 9,600,000.00
A-4 3.575000% 240,000,000.00 240,000,000.00 0.00 715,000.00 715,000.00 0.00 240,000,000.00
A-5 3.855000% 291,371,000.00 291,371,000.00 0.00 936,029.34 936,029.34 0.00 291,371,000.00
A-AB 3.477000% 71,630,000.00 71,630,000.00 0.00 207,547.93 207,547.93 0.00 71,630,000.00
X-A 1.503187% 786,663,000.00 786,663,000.00 0.00 985,418.21 985,418.21 0.00 786,075,558.79
X-B 0.490649% 115,723,000.00 115,723,000.00 0.00 47,316.13 47,316.13 0.00 115,723,000.00
X-C 1.408402% 24,705,000.00 24,705,000.00 0.00 28,995.47 28,995.47 0.00 24,705,000.00
X-D 1.408402% 62,413,547.00 62,413,547.00 0.00 73,252.78 73,252.78 0.00 62,413,547.00
A-S 4.026000% 58,513,000.00 58,513,000.00 0.00 196,311.12 196,311.12 0.00 58,513,000.00 100.00%
B 4.328000% 70,214,000.00 70,214,000.00 0.00 253,238.49 253,238.49 0.00 70,214,000.00 100.00%
C 4.780000% 45,509,000.00 45,509,000.00 0.00 181,277.52 181,277.52 0.00 45,509,000.00 100.00%
D 4.996402% 50,711,000.00 50,711,000.00 0.00 211,143.76 211,143.76 0.00 50,711,000.00
E 3.588000% 24,705,000.00 24,705,000.00 0.00 73,867.95 73,867.95 0.00 24,705,000.00
F 3.588000% 13,003,000.00 13,003,000.00 0.00 38,878.97 38,878.97 0.00 13,003,000.00
G 3.588000% 49,410,547.00 49,410,547.00 0.00 147,737.54 147,737.54 0.00 49,410,547.00
R N/A - - - 0.00 0.00 - -
PEZ N/A - - - - - - -
S N/A - - - - - - -
Totals:
1,040,215,547.00
1,040,215,547.00
587,441.21
4,331,112.12
4,918,553.33
0.00
1,039,628,105.79
June 2014
PAYMENT DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S 4.026000% 58,513,000.00 58,513,000.00 0.00 - - 0.00 58,513,000.00 0.00%
B 4.328000% 70,214,000.00 70,214,000.00 0.00 - - 0.00 70,214,000.00 0.00%
C 4.780000% 45,509,000.00 45,509,000.00 0.00 - - 0.00 45,509,000.00 0.00%
PEZ N/A - - 0.00 - - 0.00 -
Totals:
174,236,000.00
174,236,000.00
0.00
0.00
0.00
0.00
174,236,000.00
June 2014
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1 17322MAS5 1.00000000 0.01122592 0.00103500 0.01226092 0.00000000 0.98877408
A-2 17322MAT3 1.00000000 0.00000000 0.00242000 0.00242000 0.00000000 1.00000000
A-3 17322MAU0 1.00000000 0.00000000 0.00291083 0.00291083 0.00000000 1.00000000
A-4 17322MAV8 1.00000000 0.00000000 0.00297917 0.00297917 0.00000000 1.00000000
A-5 17322MAW6 1.00000000 0.00000000 0.00321250 0.00321250 0.00000000 1.00000000
A-AB 17322MAX4 1.00000000 0.00000000 0.00289750 0.00289750 0.00000000 1.00000000
X-A 17322MBB1 1.00000000 0.00000000 0.00125266 0.00125266 0.00000000 0.99925325
X-B 17322MBC9 1.00000000 0.00000000 0.00040887 0.00040887 0.00000000 1.00000000
X-C 17322MAJ5 1.00000000 0.00000000 0.00117367 0.00117367 0.00000000 1.00000000
X-D 17322MAL0 1.00000000 0.00000000 0.00117367 0.00117367 0.00000000 1.00000000
A-S 17322MAY2 1.00000000 0.00000000 0.00335500 0.00335500 0.00000000 1.00000000
B 17322MAZ9 1.00000000 0.00000000 0.00360667 0.00360667 0.00000000 1.00000000
C 17322MBA3 1.00000000 0.00000000 0.00398333 0.00398333 0.00000000 1.00000000
D 17322MAA4 1.00000000 0.00000000 0.00416367 0.00416367 0.00000000 1.00000000
E 17322MAC0 1.00000000 0.00000000 0.00299000 0.00299000 0.00000000 1.00000000
F 17322MAE6 1.00000000 0.00000000 0.00299000 0.00299000 0.00000000 1.00000000
G 17322MAG1 1.00000000 0.00000000 0.00299000 0.00299000 0.00000000 1.00000000
R 17322MAN6 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
PEZ 17322MBD7 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
S 17322MAQ9 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
June 2014
FACTOR DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1 52,329,000.00 587,441.19 0.02 0.00 0.00 51,741,558.79 0.00
A-2 63,220,000.00 0.00 0.00 0.00 0.00 63,220,000.00 0.00
A-3 9,600,000.00 0.00 0.00 0.00 0.00 9,600,000.00 0.00
A-4 240,000,000.00 0.00 0.00 0.00 0.00 240,000,000.00 0.00
A-5 291,371,000.00 0.00 0.00 0.00 0.00 291,371,000.00 0.00
A-AB 71,630,000.00 0.00 0.00 0.00 0.00 71,630,000.00 0.00
A-S 58,513,000.00 0.00 0.00 0.00 0.00 58,513,000.00 0.00
B 70,214,000.00 0.00 0.00 0.00 0.00 70,214,000.00 0.00
C 45,509,000.00 0.00 0.00 0.00 0.00 45,509,000.00 0.00
D 50,711,000.00 0.00 0.00 0.00 0.00 50,711,000.00 0.00
E 24,705,000.00 0.00 0.00 0.00 0.00 24,705,000.00 0.00
F 13,003,000.00 0.00 0.00 0.00 0.00 13,003,000.00 0.00
G 49,410,547.00 0.00 0.00 0.00 0.00 49,410,547.00 0.00
PEZ 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
1,040,215,547.00
587,441.19
0.02
0.00
0.00
1,039,628,105.79
0.00
June 2014
PRINCIPAL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1 54,160.52 0.00 0.00 0.00 0.00 54,160.52 0.00
A-2 152,992.40 0.00 0.00 0.00 0.00 152,992.40 0.00
A-3 27,944.00 0.00 0.00 0.00 0.00 27,944.00 0.00
A-4 715,000.00 0.00 0.00 0.00 0.00 715,000.00 0.00
A-5 936,029.34 0.00 0.00 0.00 0.00 936,029.34 0.00
A-AB 207,547.93 0.00 0.00 0.00 0.00 207,547.93 0.00
X-A 985,418.21 0.00 0.00 0.00 0.00 985,418.21 0.00
X-B 47,316.13 0.00 0.00 0.00 0.00 47,316.13 0.00
X-C 28,995.47 0.00 0.00 0.00 0.00 28,995.47 0.00
X-D 73,252.78 0.00 0.00 0.00 0.00 73,252.78 0.00
A-S 196,311.12 0.00 0.00 0.00 0.00 196,311.12 0.00
B 253,238.49 0.00 0.00 0.00 0.00 253,238.49 0.00
C 181,277.52 0.00 0.00 0.00 0.00 181,277.52 0.00
D 211,143.76 0.00 0.00 0.00 0.00 211,143.76 0.00
E 73,867.95 0.00 0.00 0.00 0.00 73,867.95 0.00
F 38,878.97 0.00 0.00 0.00 0.00 38,878.97 0.00
G 147,737.54 0.00 0.00 0.00 0.00 147,737.54 0.00
R 0.00 0.00 0.00 0.00 0.00 0.00 0.00
PEZ 0.00 0.00 0.00 0.00 0.00 0.00 0.00
S 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
4,331,112.12
0.00
0.00
0.00
0.00
4,331,112.12
0.00
June 2014
INTEREST DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Interest
Fees
Scheduled Interest
4,350,664.77
Master Servicing Fee
12,950.23
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
1,433.19
Deferred Interest
0.00
Operating Advisor Fee
1,119.68
Net Prepayment Shortfall
0.00
Special Servicing Fee
0.00
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
4,350,664.77
Special Serv Fee plus Adj.
0.00
CREFC Intellectual Property Royalty License Fee
447.82
CCRE Strip
3,601.73
Principal
Miscellaneous Fee
0.00
Scheduled Principal
587,441.19
Fee Distributions
19,552.65
Unscheduled Principal
0.02
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
587,441.21
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
0.00
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,331,112.12
Principal Distribution
587,441.21
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
4,918,553.33
Total Collections
4,938,105.98
Total Distribution
4,938,105.98
Funds Collection
Funds Distribution
June 2014
RECONCILIATION OF FUNDS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Stated Principal Balance
P&I Advances:
Beginning
Ending
Total
1,040,215,547.72 1,039,628,106.51
P & I Advances
0.00
Miscellaneous Advances
0.00
Outstanding P & I Advances
0.00
Ending pool Factor
0.999435
Ending Loan Count
70
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
114
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
5.0189576%
Controlling Class:
G
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
0.00 0.00 0.00
Controlling Class Representative:
Seer Capital Partners Master Fund L.P.
Specially Serviced Loans that are not Delinquent
CCRE Strip for the Distribution Date
3,601.73
Count
Balance
0 0.00
June 2014
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

June 2014
INTEREST ADJUSTMENT RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

June 2014
APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

June 2014
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1 Retail ME 04/03/24 N 125,000,000.00 501,597.22 0.00 06/03/14 0.00 501,597.22 0.00 4.660 0.00
2 Other XX 01/06/24 N 103,257,247.20 496,511.91 0.02 06/06/14 0.00 356,147.33 0.00 4.000 0.00
3 Mixed Use OH 12/01/23 N 47,250,000.00 203,437.50 0.00 06/01/14 0.00 203,437.50 0.00 5.000 0.00
4 Multifamily NY 04/06/44 N 45,500,000.00 188,066.67 0.00 06/06/14 0.00 188,066.67 0.00 4.800 0.00
5 Self Storage XX 04/06/34 N 39,905,588.96 210,107.99 0.00 06/06/14 0.00 165,471.61 0.00 4.810 0.00
6 Multifamily MI 05/06/24 N 34,400,000.00 143,371.56 0.00 06/06/14 0.00 143,371.56 0.00 4.840 0.00
7 Office TN 04/06/24 N 28,000,000.00 122,665.28 0.00 06/06/14 0.00 122,665.28 0.00 5.088 0.00
8 Retail WI 04/01/24 N 23,876,156.64 135,843.52 0.00 06/01/14 0.00 113,187.43 0.00 5.500 0.00
9 Retail NJ 05/06/24 N 23,250,000.00 94,868.72 0.00 06/06/14 0.00 94,868.72 0.00 4.739 0.00
10 Industrial NY 04/05/24 N 19,903,490.33 105,516.50 0.00 06/05/14 0.00 83,559.58 0.00 4.870 0.00
11 Office TN 04/06/24 N 18,959,602.15 105,625.90 0.00 06/06/14 0.00 86,778.96 0.00 5.310 0.00
12 Office NC 03/06/24 N 17,443,815.71 95,910.71 0.00 06/06/14 0.00 77,934.40 0.00 5.183 0.00
13 Retail GA 03/06/24 N 17,000,000.00 71,437.78 0.00 06/06/14 0.00 71,437.78 0.00 4.880 0.00
14 Retail NJ 03/06/24 N 16,625,000.00 68,716.67 0.00 06/06/14 0.00 68,716.67 0.00 4.800 0.00
15 Multifamily NC 04/06/24 N 16,556,000.00 68,652.44 0.00 06/06/14 0.00 68,652.44 0.00 4.816 0.00
16 Industrial XX 04/06/24 N 16,015,816.41 89,146.33 0.00 06/06/14 0.00 73,194.82 0.00 5.302 0.00
17 Multifamily TX 05/06/24 N 15,982,432.30 84,527.70 0.00 06/06/14 0.00 66,960.00 0.00 4.860 0.00
18 Multifamily TX 04/06/24 N 15,713,508.49 83,589.46 0.00 06/06/14 0.00 66,374.91 0.00 4.900 0.00
19 Multifamily MI 04/06/19 N 15,200,000.00 60,470.67 0.00 06/06/14 0.00 60,470.67 0.00 4.620 0.00
20 Mixed Use NC 05/06/24 N 15,200,000.00 66,229.78 0.00 06/06/14 0.00 66,229.78 0.00 5.060 0.00
21 Office TX 05/06/19 N 15,190,000.00 57,160.81 0.00 06/06/14 0.00 57,160.81 0.00 4.370 0.00
22 Multifamily NY 05/06/24 N 14,500,000.00 59,933.33 0.00 06/06/14 0.00 59,933.33 0.00 4.800 0.00
23 Office KY 04/05/24 N 13,932,182.00 91,007.39 0.00 06/05/14 0.00 57,963.45 0.00 4.820 0.00
24 Multifamily NC 04/06/24 N 12,800,000.00 54,620.62 0.00 06/06/14 0.00 54,620.62 0.00 4.956 0.00
25 Retail CA 05/06/24 N 12,688,334.19 72,908.03 0.00 06/06/14 0.00 61,242.22 0.00 5.600 0.00
26 Office CA 04/06/24 N 12,071,346.72 63,440.63 0.00 06/06/14 0.00 49,888.48 0.00 4.794 0.00
27 Lodging XX 04/06/24 N 11,066,033.23 66,982.26 0.00 06/06/14 0.00 50,778.50 0.00 5.321 0.00
28 Mixed Use GA 04/06/24 N 10,875,000.00 45,502.51 0.00 06/06/14 0.00 45,502.51 0.00 4.859 0.00
29 Industrial NC 03/06/21 N 10,839,982.00 59,511.07 0.00 06/06/14 0.00 48,304.22 0.00 5.170 0.00
30 Industrial CO 04/06/24 N 10,816,375.78 64,986.38 0.00 06/06/14 0.00 48,925.00 0.00 5.245 0.00
31 Lodging SC 04/06/24 N 10,646,530.82 58,257.71 0.00 06/06/14 0.00 47,258.60 0.00 5.150 0.00
32 Retail TX 04/06/24 N 10,640,000.00 44,445.94 0.00 06/06/14 0.00 44,445.94 0.00 4.851 0.00
33 Office TX 05/06/19 N 10,360,000.00 38,985.26 0.00 06/06/14 0.00 38,985.26 0.00 4.370 0.00
34 Retail NJ 04/06/24 N 10,277,442.09 56,367.69 0.00 06/06/14 0.00 45,801.64 0.00 5.170 0.00
35 Lodging NC 04/06/24 N 10,067,806.54 55,090.94 0.00 06/06/14 0.00 44,689.71 0.00 5.150 0.00
36 Lodging NC 04/06/24 N 10,067,806.54 55,090.94 0.00 06/06/14 0.00 44,689.71 0.00 5.150 0.00
37 Retail FL 05/06/19 N 9,687,500.00 41,947.82 0.00 06/06/14 0.00 41,947.82 0.00 5.029 0.00
38 Office CT 04/06/24 N 9,250,000.00 39,312.63 0.00 06/06/14 0.00 39,312.63 0.00 4.936 0.00
39 Lodging NC 04/06/24 N 9,129,874.13 49,958.58 0.00 06/06/14 0.00 40,526.35 0.00 5.150 0.00
40 Multifamily TX 04/06/24 N 8,982,058.15 51,723.87 0.00 06/06/14 0.00 43,430.89 0.00 5.610 0.00
41 Retail UT 05/06/24 N 8,765,717.87 47,210.73 0.00 06/06/14 0.00 37,928.60 0.00 5.019 0.00

June 2014
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42 Mixed Use XX 04/06/24 N 8,750,000.00 38,050.35 0.00 06/06/14 0.00 38,050.35 0.00 5.050 0.00
43 Self Storage CA 05/06/24 N 8,350,000.00 34,800.94 0.00 06/06/14 0.00 34,800.94 0.00 4.840 0.00
44 Mixed Use LA 04/06/24 N 8,250,000.00 35,485.31 0.00 06/06/14 0.00 35,485.31 0.00 4.995 0.00
45 Multifamily WI 04/01/24 N 8,000,000.00 35,160.89 0.00 06/01/14 0.00 35,160.89 0.00 5.104 0.00
46 Self Storage AZ 04/06/24 N 7,682,518.48 41,325.85 0.00 06/06/14 0.00 33,099.68 0.00 4.998 0.00
47 Retail IN 04/06/24 N 7,108,474.87 37,792.63 0.00 06/06/14 0.00 29,996.07 0.00 4.895 0.00
48 Multifamily MI 05/06/24 N 6,692,540.75 35,152.58 0.00 06/06/14 0.00 27,693.33 0.00 4.800 0.00
49 Retail WI 04/06/19 N 6,690,000.00 32,059.04 0.00 06/06/14 0.00 32,059.04 0.00 5.565 0.00
50 Retail NC 02/01/24 N 6,458,029.00 35,083.91 0.00 06/01/14 0.00 29,283.12 0.00 5.261 0.00
51 Self Storage NV 04/06/19 N 6,248,366.19 33,719.95 0.00 06/06/14 0.00 27,074.04 0.00 5.026 0.00
52 Industrial NJ 05/06/24 N 5,991,243.17 36,114.33 0.00 06/06/14 0.00 27,357.50 0.00 5.295 0.00
53 Retail GA 04/06/24 N 5,986,040.94 31,770.71 0.00 06/06/14 0.00 25,182.36 0.00 4.880 0.00
54 Multifamily MI 05/06/24 N 5,879,229.45 36,154.40 0.00 06/06/14 0.00 27,883.85 0.00 5.500 0.00
55 Multifamily TX 05/06/24 N 5,000,000.00 20,860.42 0.00 06/06/14 0.00 20,860.42 0.00 4.845 0.00
56 Self Storage XX 04/06/24 N 4,520,000.00 19,577.88 0.00 06/06/14 0.00 19,577.88 0.00 5.030 0.00
57 Retail IL 03/06/24 N 4,500,000.00 20,150.00 0.00 06/06/14 0.00 20,150.00 0.00 5.200 0.00
58 Retail NV 04/06/24 N 4,300,000.00 18,204.71 0.00 06/06/14 0.00 18,204.71 0.00 4.916 0.00
59 Self Storage CA 05/06/24 N 4,075,000.00 16,983.69 0.00 06/06/14 0.00 16,983.69 0.00 4.840 0.00
60 Multifamily MI 04/06/24 N 3,991,404.50 22,112.93 0.00 06/06/14 0.00 18,097.03 0.00 5.260 0.00
61 Retail NC 04/06/24 N 3,991,128.56 21,742.58 0.00 06/06/14 0.00 17,580.39 0.00 5.110 0.00
62 Industrial NV 04/06/24 N 3,990,836.28 21,361.77 0.00 06/06/14 0.00 17,044.82 0.00 4.954 0.00
63 Mobile Home XX 05/06/24 N 3,794,581.31 23,154.13 0.00 06/06/14 0.00 17,735.44 0.00 5.420 0.00
64 Office FL 04/06/24 N 3,734,883.46 21,283.56 0.00 06/06/14 0.00 17,752.23 0.00 5.515 0.00
65 Office TX 05/01/24 N 3,646,274.64 19,974.96 0.00 06/01/14 0.00 16,249.60 0.00 5.170 0.00
66 Self Storage TX 03/06/24 N 3,637,405.57 19,260.75 0.00 06/06/14 0.00 15,208.15 0.00 4.850 0.00
67 Retail WV 04/01/24 N 3,517,505.15 19,596.38 0.00 06/01/14 0.00 16,099.78 0.00 5.310 0.00
68 Self Storage MI 04/06/24 N 2,993,888.62 17,052.50 0.00 06/06/14 0.00 14,218.62 0.00 5.510 0.00
69 Multifamily TX 04/06/24 N 2,809,835.95 15,415.16 0.00 06/06/14 0.00 12,528.14 0.00 5.173 0.00
70 Retail FL 03/01/24 N 1,346,271.37 7,964.20 0.00 06/01/14 0.00 6,787.77 0.00 5.850 0.00
1,039,628,106.51 4,938,105.96 0.02 0.00 70
Totals:
Count:
4,350,664.77 0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

June 2014
HISTORICAL LOAN MODIFICATION REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

June 2014
REO STATUS REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Liq Proceeds
Liq Proceeds
and Other
and Other Amt
Loss on
Loan ID
Amounts Rec'd
Alloc to Certs
Mortgage Loans
Totals:
REO Property with Final Recovery Determination
June 2014
REO ADDITIONAL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

June 2014
MATERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

June 2014
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
0M to 4.9M
15 $54,849,015.41 5.28%
5M to 9.9M
19 $142,901,593.00 13.75%
10M to 14.9M
15 $171,648,839.91 16.51%
15M to 19.9M
12 $199,789,665.39 19.22%
20M to 24.9M
2 $47,126,156.64 4.53%
25M to 29.9M
1 $28,000,000.00 2.69%
30M to 34.9M
1 $34,400,000.00 3.31%
35M to 39.9M
1 $39,905,588.96 3.84%
45M to 49.9M
2 $92,750,000.00 8.92%
100M to 104.9M
1 $103,257,247.20 9.93%
125M to 129.9M
1 $125,000,000.00 12.02%
Total
70
$1,039,628,106.51
100.00%
Remaining Principal Balance
0
4
8
12
16
20
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
45
M
t
o
49.9M
10
0M
to
10
4.9M
12
5M
to
12
9.9M
Count
Balance ($)
%
4.000% - 4.240%
1 $103,257,247.20 9.93%
4.250% - 4.490%
2 $25,550,000.00 2.46%
4.500% - 4.740%
3 $163,450,000.00 15.72%
4.750% - 4.990%
27 $370,727,365.69 35.66%
5.000% - 5.240%
21 $240,658,456.82 23.15%
5.250% - 5.490%
8 $69,794,214.92 6.71%
5.500% - 5.740%
7 $64,844,550.51 6.24%
5.750% - 5.990%
1 $1,346,271.37 0.13%
Total
70
$1,039,628,106.51
100.00%
Gross Rate
Total Weighted Average Rate: 4.86%
0
5
10
15
20
25
30
35
40
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%

June 2014
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
VARIOUS
7 $187,309,267.11 18.02%
MAINE
1 $125,000,000.00 12.02%
NORTH CAROLINA
10 $112,554,442.48 10.83%
TEXAS
10 $91,961,515.10 8.85%
NEW YORK
3 $79,903,490.33 7.69%
MICHIGAN
6 $69,157,063.32 6.65%
NEW JERSEY
4 $56,143,685.26 5.40%
OHIO
1 $47,250,000.00 4.54%
TENNESSEE
2 $46,959,602.15 4.52%
WISCONSIN
3 $38,566,156.64 3.71%
CALIFORNIA
4 $37,184,680.91 3.58%
GEORGIA
3 $33,861,040.94 3.26%
FLORIDA
3 $14,768,654.83 1.42%
NEVADA
3 $14,539,202.47 1.40%
KENTUCKY
1 $13,932,182.00 1.34%
COLORADO
1 $10,816,375.78 1.04%
SOUTH CAROLINA
1 $10,646,530.82 1.02%
CONNECTICUT
1 $9,250,000.00 0.89%
UTAH
1 $8,765,717.87 0.84%
LOUISIANA
1 $8,250,000.00 0.79%
ARIZONA
1 $7,682,518.48 0.74%
INDIANA
1 $7,108,474.87 0.68%
ILLINOIS
1 $4,500,000.00 0.43%
WEST VIRGINIA
1 $3,517,505.15 0.34%
Total
70
$1,039,628,106.51
100.00%
Geographic Distribution by State
0
4
8
12
16
20
VARIO
US
M
AI
NE
NO
RTH CAROLINA
TEXAS
NEW YORK
M
IC
HIGAN
NEW
JE
RSEY O
HI
O
TENNESSEE
WISCONSIN
CALIFORNIA
GE
O
RGIA
FLORIDA
NEVADA
KENTUCKY
CO
LO
RADO
SO
UT
H
CAROLINA
CO
NNECTICUT
UTAH
LOUISIANA
ARIZONA
INDIANA IL
LIN
O
IS
WEST
VIR
G
INIA

June 2014
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
Industrial
6 $67,557,743.97 6.50%
Lodging
5 $50,978,051.26 4.90%
Mixed Use
5 $90,325,000.00 8.69%
Mobile Home Park
1 $3,794,581.31 0.36%
Multifamily
15 $212,007,009.59 20.39%
Office
10 $132,588,104.68 12.75%
Other
1 $103,257,247.20 9.93%
Retail
19 $301,707,600.68 29.02%
Self Storage
8 $77,412,767.82 7.45%
Total
70
$1,039,628,106.51
100.00%
Property Type
6.5
Industrial
4.9
Lodging
8.7
Mixed Use
0.4
Mobile Home Park
20.4
Multifamily
12.8
Office
9.9
Other
29.0
Retail
7.4
Self Storage
Industrial 6.5%
Lodging 4.9%
Mixed Use 8.7%
Mobile Home Park 0.4%
Multifamily 20.4%
Office 12.8%
Other 9.9%
Retail 29.0%
Self Storage 7.4%
Total: 100.0%
Count
Balance ($)
%
0 - 2
67 $882,662,830.31 84.90%
3 - 5
3 $156,965,276.20 15.10%
Total
70
$1,039,628,106.51
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 2
0
20
40
60
80
100
0 - 2 3 - 5

June 2014
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
57 - 59
6 $63,375,866.19 6.10%
81 - 83
1 $10,839,982.00 1.04%
114 - 116
3 $156,965,276.20 15.10%
117 - 119
60 $808,446,982.12 77.76%
Total
70
$1,039,628,106.51
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 114
0
10
20
30
40
50
60
70
80
57 - 59 81 - 83 114 - 116 117 - 119
Count
Balance ($)
%
0.000 - 0.490
70 $1,039,628,106.51 100.00%
Total
70
$1,039,628,106.51
100.00%
DSCR
Total Weighted Average DSCR: 0.10
0
20
40
60
80
100
0.000
- 0.490

June 2014
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
48.09%
Amortizing Balloon
20.05%
IO Maturity Balloon
31.86%
IO/Amortizing/Balloon
Amortizing Balloon 48.09%
IO Maturity Balloon 20.05%
IO/Amortizing/Balloon 31.86%
Total: 100.00%
Count
Balance ($)
%
Amortizing Balloon
41 $499,909,606.51 48.09%
IO Maturity Balloon
6 $208,475,000.00 20.05%
IO/Amortizing/Balloon
23 $331,243,500.00 31.86%
Total
70
$1,039,628,106.51
100.00%
Amortization Type

June 2014
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
Recoveries /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

June 2014
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
30 Days Delinq
60 Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2) (2) (2) (2) (2)
0 0.00 0.00 0 0 0.00 0 0 0.00 0 0.00 0 0.00
Jun 2014
0.00 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

June 2014
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

Rule 15Ga-1
Most Recent
Loan ID
Asset name
Asset Originator
Ending Balance
Appraisal
Status
ADDITIONAL LOAN DETAIL
Repurchase/Replacement
June 2014
ADDITIONAL LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
June 2014
INVESTOR NOTICE
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Reconciliation Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    REO Status Report
    REO Additional Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Bond Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    Historical Liquidation Loss Loan Detail
    Additional Loan Detail
    Investor Notice